Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000226875
Shareholder Report [Line Items]
Fund Name	ARGA Emerging Markets Value Fund
Class Name	Institutional Class
Trading Symbol	ARMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA Emerging Markets Value Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.argainvest.com/arga-emerging-markets-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).
Additional Information Phone Number	866-234-ARGA (866-234-2742)
Additional Information Website	https://www.argainvest.com/arga-emerging-markets-value-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Emerging Markets Value Fund, Institutional Class Shares	$45	0.82%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.82%
AssetsNet	$ 1,171,395,355
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 3,487,440
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,171,395,355	56	$3,487,440	12%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	1.1%
Peru	1.2%
Indonesia	1.3%
Macao	2.6%
Hong Kong	2.8%
United States	3.1%
Thailand	3.9%
India	5.1%
South Africa	5.9%
Taiwan	7.7%
South Korea	13.7%
Brazil	17.2%
China	29.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SK Hynix	3.3%
MTN Group	3.2%
Las Vegas Sands	3.1%
China Overseas Land & Investment	3.0%
Samsung Electronics	2.9%
B3 - Brasil Bolsa Balcao	2.9%
HDFC Bank	2.9%
Ping An Insurance Group of China, Cl H	2.7%
Gree Electric Appliances of Zhuhai, Cl A	2.4%
Banco Bradesco ADR	2.4%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	866-234-ARGA (866-234-2742)
Updated Prospectus Web Address	https://www.argainvest.com/arga-emerging-markets-value-fund/
C000226877
Shareholder Report [Line Items]
Fund Name	ARGA International Value Fund
Class Name	Institutional Class Shares
Trading Symbol	ARVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA International Value Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.argainvest.com/arga-international-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).
Additional Information Phone Number	866-234-ARGA (866-234-2742)
Additional Information Website	https://www.argainvest.com/arga-international-value-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA International Value Fund, Institutional Class Shares	$41	0.75%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%
AssetsNet	$ 121,121,207
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 329,820
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$121,121,207	57	$329,820	30%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	23.0%
Canada	4.5%
Brazil	4.6%
Switzerland	4.7%
Finland	5.3%
United Kingdom	5.4%
Singapore	5.6%
Spain	5.7%
Germany	6.1%
South Korea	7.2%
Japan	7.4%
China	8.8%
France	9.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
STMicroelectronics	5.6%
Nidec	4.7%
Nokia	4.1%
Kering	3.5%
SK Hynix	3.4%
Infineon Technologies	3.1%
Nutrien	3.0%
UBS Group	2.8%
Banco Bilbao Vizcaya Argentaria	2.8%
Sands China	2.7%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	866-234-ARGA (866-234-2742)
Updated Prospectus Web Address	https://www.argainvest.com/arga-international-value-fund/
C000243045
Shareholder Report [Line Items]
Fund Name	ARGA Value Fund
Class Name	Institutional Class
Trading Symbol	ARUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA Value Fund (the "Fund") for the period from January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.argainvest.com/arga-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).
Additional Information Phone Number	866-234-ARGA (866-234-2742)
Additional Information Website	https://www.argainvest.com/arga-value-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Value Fund, Institutional Class Shares	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 4,740,190
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$4,740,190	41	$-	38%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Utilities	2.0%
Communication Services	3.7%
Materials	4.1%
Consumer Staples	5.0%
Energy	5.4%
Industrials	6.7%
Health Care	9.4%
Consumer Discretionary	17.0%
Information Technology	19.5%
Financials	26.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Las Vegas Sands	4.9%
ON Semiconductor	4.7%
Citigroup	4.3%
Bank of America	4.1%
Target	4.0%
Patterson-UTI Energy	3.2%
Synchrony Financial	3.2%
Capital One Financial	3.1%
Tapestry	3.1%
Lear	3.0%

Material Fund Change [Text Block]

Updated Prospectus Phone Number	866-234-ARGA (866-234-2742)
Updated Prospectus Web Address	https://www.argainvest.com/arga-value-fund/